STOCK PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
STOCK PURCHASE WARRANTS

Common Stock Warrants

During the nine months ended September 30, 2013, the Company issued 7,459,358 common stock warrants to investors and 78,612 common stock warrants to the placement agents in connection with the 2013 Private Placement (see Note 3). All issuances of common stock warrants during the nine months ended September 30, 2013 were related to the 2013 Private Placement.

The following is a summary of all common stock warrant activity through September 30, 2013:

	Number of Shares	Exercise Price	Weighted
	Under Warrants	Share Per Share	Average Exercise Price
Warrants issued and exercisable at December 31, 2012	7,404,562	$0.50 - $1.33	$1.08
Warrants Granted	7,537,970	$0.83	$0.83
Warrants Expired	(86,250)	$0.95	$0.95
Warrants issued and exercisable at September 30, 2013	14,856,282	$0.50 - $1.33	$0.95

During the year ended December 31, 2012, the Company issued an aggregate of 320,000 common stock warrants to non-employees for consulting services.  The fair value of the warrants, determined using a Black-Scholes option pricing model, was approximately $134,000 and is included in general and administrative expenses in the accompanying consolidated statements of operations for the year ended December 31, 2012.

In June 2012, the Company exchanged 277,500 common stock options for 277,500 common stock warrants with the same terms resulting in no incremental fair value to be recorded by the Company.

In connection with the 2012 Private Placement, the Company issued 1,819,119 common stock warrants to investors and 181,912 common stock warrants to the placement agent.

The following represents additional information related to common stock warrants outstanding and exercisable at September 30, 2013:

Outstanding warrants accounted for as derivative warrant liability:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.83	7,537,970	4.86	$0.83

Outstanding warrants accounted for as equity:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	0.55	$0.50
$0.83	1,041,028	1.91	$0.83
$0.84	20,000	2.84	$0.84
$0.85	281,912	3.82	$0.85
$0.90	1,819,119	0.14	$0.90
$0.95	20,000	3.01	$0.95
$1.00	426,417	5.60	$1.00
$1.33	3,432,336	1.75	$1.33
Total warrants accounted for as equity	7,318,312	1.64	$1.08

Total for all warrants outstanding	14,856,282	3.27	$0.95

The Company used the Black-Scholes option price calculation to value the warrants granted in 2013 that are recorded as equity using the following assumptions: risk-free rate of 2.64, volatility ranging from 61.7% to 62.2%; actual term and exercise price of warrants granted.  The Company used a binomial option pricing model to value the warrants granted in 2013 that are recorded as a liability (see Note 3).

Common Stock Warrants

All issuances of common stock warrants during the years ending December 31, 2012 and 2011 were related to equity financing or compensation to non-employees for services.

The following is a summary of all common stock warrant activity during the year ended December 31, 2012:

	Number of Shares	Exercise Price Share	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable at December 31, 2011	4,843,531	$0.95 - $2.00	$1.21
Warrants Granted	2,598,531	$0.50 - $0.95	$0.85
Warrants Expired	(37,500)	$2.00	$2.00

Warrants issued and exercisable at December 31, 2012	7,404,562	$0.50 - $2.00	$1.08

During the year ended December 31, 2012, the Company issued an aggregate of 320,000 common stock warrants to non-employees for consulting services.  The fair value of the warrants, determined using a Black-Scholes option pricing model, was approximately $134,000 and is included in professional fees in the accompanying consolidated statements of operations for the year ended December 31, 2012.

In June 2012, the Company exchanged 277,500 common stock options for 277,500 common stock warrants with the same terms resulting in no incremental fair value to be recorded by the Company.

In connection with the 2012 Private Placement, the Company issued 1,819,119 common stock warrants to investors and 181,912 common stock warrants to the placement agent.

The following represents additional information related to common stock warrants outstanding and exercisable at December 31, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.30	$0.50
$0.83	1,041,028	2.65	$0.83
$0.84	20,000	3.59	$0.84
$0.85	281,912	4.56	$0.85
$0.90	1,819,119	0.88	$0.90
$0.95	106,250	0.86	$0.95
$1.00	426,417	6.35	$1.00
$1.33	3,432,336	2.50	$1.33
	7,404,562	2.36	$1.08

The Company used the Black-Scholes option price calculation to value the warrants granted in 2012 and 2011 using the following assumptions: risk-free rate of 2.42% and 2.69% to 3.90%, respectively, volatility ranging from 77.70%, to a range of 72.60% to 117%, respectively; actual term and exercise price of warrants granted. See Note 1, Summary of Significant Accounting Policies, “Accounting for Share Based Payments.”